Significant Accounting Policies (Policies)	12 Months Ended
Nov. 30, 2020
Discloure of Significant Accounting Policies
Description of accounting policy for foreign currency translation [text block]
Foreign currencies

The reporting currency of the Company and its subsidiaries is the Canadian dollar ("$" or "dollars"). The functional currency of the Company and its subsidiaries in Canada is the Canadian dollar and the functional currency of its subsidiaries in Brazil is the Brazilian Real ("R$") and its subsidiaries in the United States, Paraguay, Colombia and Peru is the United States dollar ("US$"). Foreign operations are translated into Canadian dollars using period end exchange rates as to assets and liabilities and average exchange rates as to income and expenses. All resulting exchange differences are recognized in other comprehensive loss.

Description of accounting policy for investments in joint ventures [text block]
Investment in joint venture

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

The Company's investment in its joint venture is accounted for using the equity method. Under the equity method, the investment in a joint venture is initially recognised at cost. The carrying amount of the investment is adjusted to recognise changes in the Company's share of net assets of the joint venture since the acquisition date. Goodwill relating to the joint venture is included in the carrying amount of the investment and is not
tested for impairment individually.

The consolidated statement of comprehensive loss reflects the Company's share of the results of operations of the joint venture. Any change in other comprehensive loss of those investees is presented as part of the Company's other comprehensive loss. In addition, when there has been a change recognised directly in the equity of the joint venture, the Company recognises its share of any changes, when applicable, in the statement of changes in equity. Unrealized gains and losses resulting from transactions between the Company and the joint venture are eliminated to the extent of the interest in the joint venture.

The financial statements of the joint venture are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

Description of accounting policy for exploration and evaluation expenditures [text block]
Mineral exploration, evaluation and development expenditures

All direct costs related to the acquisition of exploration rights are capitalized on a property-by-property basis. The Company assesses the carrying costs for impairment when indicators of impairment exist. All other exploration and evaluation expenditures are charged to operations until such time as it has been determined that a property has economically recoverable reserves, in which case subsequent exploration and evaluation costs and the costs incurred to develop a property are capitalized into mineral properties. On the commencement of production, depletion of each mineral property will be provided on a units-of-production basis using estimated reserves as the depletion base.

Description of accounting policy for mining assets [text block]
Mineral property option agreements

When the Company acts as the farmee in a farm-in mineral property option agreement, the direct costs to enter into the agreement are capitalized to exploration and evaluation assets. All exploration and evaluation expenditures incurred by the Company in fulfilling the terms of the agreement are expensed as incurred, until such time as the option is exercised or lapses.

When the Company acts as the farmor in an agreement, it does not
record any expenditures made by the farmee. It does
not
recognize any gain or loss on its exploration and evaluation farm out mineral property option agreements, and instead records any proceeds received as a credit to the amounts previously capitalized as mineral property acquisition costs. Any amounts received in excess of amounts capitalized are taken as a gain to the consolidated statement of comprehensive loss.

Description of accounting policy for income tax [text block]
Income taxes

Income tax expense represents the sum of tax currently payable and deferred tax. Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of each reporting period. Deferred income tax is provided using the liability method on temporary differences, at the end of each reporting period, between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax liabilities are recognized for all taxable temporary differences, except:

●
where the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not
a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

●
in respect of taxable temporary differences associated with investments in subsidiaries, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not
reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized except:

●
where the deferred income tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not
a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

●
in respect of deductible temporary differences associated with investments in subsidiaries, deferred income tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no
longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of each reporting period. Deferred income tax relating to items recognized directly in equity is recognized in equity and not
in the consolidated statement of comprehensive loss.

Deferred income tax assets and deferred income tax liabilities are offset if, and only if, a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend to either settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Description of accounting policy for financial instruments [text block]
Financial instruments

Financial instruments are recognized on the consolidated statements of financial position on the trade date, being the date on which the Company becomes a party to the contractual provisions of the financial instrument. At initial recognition, the Company classifies its financial instruments as one
the following categories: at fair value through profit and loss ("FVTPL"), at fair value through other comprehensive income ("FVTOCI"), or at amortized cost according to the financial instruments' contractual cash flow characteristics and the business models under which they are held.

Financial assets are measured at amortized cost if they are held for the collection of contractual cash flows where those cash flows solely represent payments of principal and interest. The Company's intent is to hold these financial assets in order to collect contractual cash flows and the contractual terms give rise to cash flows on specified dates that are solely payments of principal and interest on the principal amount outstanding. Financial assets are measured at FVTOCI if they are held for the collection of contractual cash flows and for selling the financial assets, where the assets' cash flows represent solely payments of principal and interest. The Company initially recognizes these financial assets at their fair value with subsequent changes to fair values recognized in OCI. When the financial asset is derecognised, the cumulative gain or loss previously recognised in OCI is reclassified from equity to the statement of loss. Investments in equity securities are held for strategic purposes and not
held for trading. The Company has made an irrevocable election at initial recognition to classify these investments as FVTOCI, with all subsequent changes in value being recognized in OCI. Cumulative gains and losses in equity securities are not
subsequently reclassified to profit or loss.

Financial assets are measured at FVTPL if they do
not
qualify as financial assets at amortized cost or FVTOCI. The Company initially recognizes these financial assets at their fair value with subsequent changes to fair values recognized in the statement of loss. Financial liabilities are measured at amortised cost unless they are required to be measured at FVTPL.

The Company's financial instruments consist of cash and cash equivalents, restricted cash, short-term investments, reclamation deposits, accounts payable and accrued liabilities, due to joint venture, due to related parties, lease liabilities, short-term credit facility and government loan. All financial instruments are initially recorded at fair value and classified as follows:

●
Cash and cash equivalents, restricted cash and reclamation deposits are classified as financial assets at amortized cost. Accounts payable and accrued liabilities, due to joint venture, due to related parties, lease liabilities, short-term credit facility and government loan are classified as financial liabilities at amortized cost. Both financial assets at amortized cost and financial liabilities at amortized cost are subsequently measured using the effective interest method; and

●
Short-term investments in equity securities are classified as fair value through other comprehensive income ("FVTOCI"). Such investments are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized as a component of other comprehensive loss. Realized gains or losses on equity securities classified as FVTOCI remain in OCI.

Description of accounting policy for impairment of financial assets [text block]
Impairment of financial assets

The Company assesses at the end of each reporting period whether a financial asset is impaired.

At each reporting date, the Company assesses the expected credit loss associated with its financial assets carried at amortized cost and FVTOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. Changes in allowances for expected credit losses are recognized as impairment gains or losses on the statement of loss.

Description of accounting policy for derecognition of financial instruments [text block]
Derecognition of financial assets and financial liabilities

Financial assets are derecognized when the rights to receive cash flows from the assets expire or, the financial assets are transferred and the Company has transferred substantially all the risks and rewards of ownership of the financial assets. On derecognition of a financial asset, the difference between the asset's carrying amount and the sum of the consideration received and receivable and the cumulative gain or loss that had been recognized directly in equity is recognized in profit or loss.

For financial liabilities, they are derecognized when the obligation specified in the relevant contract is discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Description of accounting policy for fair value measurement [text block]
Fair value of financial instruments

The fair value of financial instruments that are traded in active markets at each reporting date are determined by reference to quoted market prices or dealer price quotations (bid price for long positions and ask price for short positions), without any deduction for transaction costs.

For financial instruments
not
traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may
include using recent arm's length market transactions; reference to the current fair value of another instrument that is substantially the same; a discounted cash flow analysis or other valuation models.

Description of accounting policy for impairment of non-financial assets [text block]
Impairment of non-financial assets

Exploration and evaluation assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may
not
be recoverable. Where the carrying value of an asset exceeds its recoverable amount, which is the higher of value in use and fair value less costs to sell, the asset is written down accordingly. An impairment loss is charged to profit or loss.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash flows (cash-general units). As a result, some assets may
be tested individually for impairment and some are tested at a cash-generating unit level.

Impairment reviews for mineral properties are carried out on a property by property basis, with each property representing a single cash generating unit. An impairment review is undertaken when indicators of impairment arise, but typically when one
of the following circumstances apply:

●	The right to explore the area has expired or will expire in the near future with no expectation of renewal;
●	Substantive expenditure on further exploration for and evaluation of mineral resources in the area is neither planned nor budgeted;
●	No commercially viable deposits have been discovered, and the decision had been made to discontinue exploration in the area; and
●	Sufficient work has been performed to indicate that the carrying amount of the expenditure carried as an asset will not be fully recovered.

Description of accounting policy for provisions [text block]
Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Company expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense relating to any provision is presented in profit or loss net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as finance cost.

Description of accounting policy for decommissioning, restoration and rehabilitation provisions [text block]
Rehabilitation provisions

The Company recognizes liabilities for statutory, contractual, constructive or legal obligations, including those associated with the reclamation of exploration and evaluation assets and property and equipment, when those obligations result from the acquisition, construction, development or normal operation of the asset. Rehabilitation provisions are measured at the present value of the expected expenditures required to settle the obligation using a discount rate reflecting the time value of money and risks specific to the liability. Upon initial recognition of the liability, the present value of the estimated cost is capitalized by increasing the carrying amount of the related assets. Over time, the discounted liability is increased based on the unwind of the discount rate. The periodic unwinding of the discount is recognized in profit or loss as a finance cost. Additional disturbances or changes in rehabilitation costs will be recognized as additions or charges to the corresponding assets and rehabilitation liability when they occur. Changes in the estimated timing of rehabilitation or changes to the estimated future costs are dealt with prospectively by recognising an adjustment to the rehabilitation liability and a corresponding adjustment to the asset to which it relates.

Description of accounting policy for restricted cash and cash equivalents [text block]
Cash and cash equivalents

Cash and cash equivalents comprise cash on deposit with banks and highly liquid short-term interest-bearing investments with a term to maturity at the date of purchase of
90
days or less which are subject to an insignificant risk of change in value.

Restricted cash

Restricted cash includes cash and cash equivalents that have been pledged for the Company's short-term credit facility and are not
available for immediate disbursement.

Description of accounting policy for transactions with related parties [text block]
Related party transactions

Parties are considered to be related if
one
party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may
be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Description of accounting policy for earnings per share [text block]
Net loss per share

Basic net loss per share includes
no
potential dilution and is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding for the period.

The basic and diluted net loss per share are the same as the Company has are no
instruments that have a dilutive effect on earnings.

Description of accounting policy for property, plant and equipment [text block]
Property and equipment

Property and equipment are recorded at cost and are depreciated using the straight-line method over their estimated useful lives. Property and equipment are depreciated over an estimated useful life as follows:

Buildings and Camp Structures	5 to 20 years
Exploration equipment	5 years
Vehicles	5 years
Furniture and fixtures	5 years
Computer equipment	3 years
Computer software	1 year

When an item of property and equipment has different useful lives, the components are accounted for as separate items of property and equipment. Expenditures incurred to replace a component of an item of property and equipment that is accounted for separately, including major inspection and overhaul expenditures are capitalized if the recognition criteria are satisfied. All other repair and maintenance costs are recognised in the consolidated statement of comprehensive loss as incurred.

Description of accounting policy for share-based payment transactions [text block]
Share-based payments

Restricted share rights

The Company grants restricted share rights (the "RSRs") to certain directors, officers, employees and consultants to receive shares of the Company. The Company classifies RSRs as equity instruments since the Company has the ability and intent to settle the awards in common shares.

The fair value of RSRs granted is recognized as an expense over the vesting period with a corresponding increase in equity. The fair value is measured at grant date and recognized over the period during which the RSRs vest.

The vesting of RSRs and issuance of common shares in the Company is recorded as issued capital and the related share-based compensation reserve is transferred to issued capital.

Share options

The Company grants share options to certain directors, officers, employees, and consultants of the Company. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value. The Company uses the Black-Scholes option-pricing model to determine the grant date fair value of share-based awards.

The fair value of share options granted to employees is recognized as an expense over the vesting period with a corresponding increase in equity. An individual is classified as an employee when the individual is an employee for legal or tax purposes, provides services that could be provided by a direct employee, or has authority and responsibility for planning, directing and controlling the activities of the Company, including non-executive directors. The fair value is measured at grant date and recognized over the period during which the options vest.

For consultants, the fair value of the award is recorded in profit or loss over the term of the service provided, and the fair value of the unvested amounts are revalued at each reporting period over the service period.

Consideration received on the exercise of share options is recorded as issued capital and the related share-based compensation reserve is transferred to issued capital.

Disclosure of accounting policy for judgements and estimates explanatory [text block]
Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities, income and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may
differ from these estimates under different assumptions and conditions.

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognised in the consolidated financial statements is as follows:

Existence of impairment indicators for exploration and evaluation assets

In accordance with the Company's accounting policy, all direct costs related to the acquisition of exploration rights are capitalized on a property-by-property basis. There is no
certainty that costs incurred to acquire exploration rights will result in discoveries of commercial quantities of minerals. The Company applies judgment to determine whether indicators of impairment exist for these capitalized costs.

Management uses several criteria in making this assessment, including the period for which the Company has the right to explore, expected renewals of exploration rights, whether substantive expenditures on further exploration and evaluation of mineral properties are budgeted, and evaluation of the results of exploration and evaluation activities up to the reporting date.

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment in the year ended
November 30, 2020,
is as follows:

Recognition and measurement of rehabilitation provisions

A rehabilitation provision represents the present value of estimated future costs for the rehabilitation of the Company's mineral properties. These estimates include assumptions as to the future activities, cost of services, timing of the rehabilitation work to be performed, inflation rates, exchange rates and interest rates. The actual cost to rehabilitate a mineral property may
vary from the estimated amounts because there are uncertainties in factors used to estimate the cost and potential changes in regulations or laws governing the rehabilitation of a mineral property. Management periodically reviews the rehabilitation requirements and adjusts the liability as new information becomes available and will assess the impact of new regulations and laws as they are enacted.

Description of accounting policy for new accounting standards [text block]
3.2
     Adoption of new accounting standards

The accounting policies disclosed in the notes to the consolidated financial statements of the Company for the year ended
November 30, 2020
have been applied consistently to all periods presented in these consolidated financial statements, except as outlined below.

Effective
December 1, 2019,
the Company adopted IFRS
16,
Leases
("IFRS
16"
). In
January 2016,
the IASB published the new standard, IFRS
16
which replaces IAS
17
Leases, IFRIC
4
Determining whether an Arrangement contains a Lease, SIC-
15
Operating Leases-Incentives and SIC-
27
Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The new standard provides a single lessee accounting model, requiring the recognition of assets and liabilities for all leases, unless the lease term is
12
months or less or the underlying asset has a low value. Lessor accounting remains largely unchanged from IAS
18
and the distinction between operating and finance leases is retained.

The Company's accounting policy under IFRS
16
is as follows:

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern consumption of the future economic benefits. The lease term includes periods covered by options to extend if the Company is reasonably certain to exercise that option. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not
paid at the commencement date, discounted using the interest rate implicit in the lease or, if that cannot be readily determined, the Company's incremental borrowing rate. The incremental borrowing rate is a function of the Company's credit standing, the nature of the underlying asset, the location of the asset and the length of the lease. Generally, the Company uses its incremental borrowing rate as the discount rate.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in the future lease payments arising from a change in an index or rate, if there is a change in the Company's estimate of the amount expected to be payable under a residual value guarantee, or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right of use asset has been reduced to zero.

The Company has elected to apply the practical expedient
not
to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of
12
months or less and leases of low-value assets. The lease payments associated with these leases are recognized as expenses on a straight-line basis over the lease term. Further, the Company has elected not
to separate non-lease components from lease components, by class of underlying asset, and instead will account for each lease component and any associated non-lease components as a single lease component.

Effective
December 1, 2019,
the Company adopted IFRS
16
retrospectively, with the cumulative effect of initially applying the standard as an adjustment to retained earnings and no
restatement of comparative information. As the Company elected to measure its right-of-use asset at an amount equal to the associated lease liability, the adjustment to retained earnings was
$nil.
Upon adoption of IFRS
16,
the Company recognized an additional right-of-use asset and lease liability related to office space in the amount of
$65,794
(notes
5
and
11
).

	As reported as at		Restated balance as at
	November 30, 2019	Adjustments	December 1, 2019
	($)	($)	($)
Land, Property and Equipment	1,818,483	65,794	1,884,277
Lease liability	-	(65,794)	(65,794)
	1,818,483	-	1,818,483

When measuring its lease liability, the Company discounted lease payments using its incremental borrowing rate of
4.44%
at
December 1, 2019.

The Company has elected to apply the following practical expedients:
●	The Company has elected to account for leases which the lease term ends within 12 months of the date of initial application as short-term leases.
●
The Company has elected
not
to separate non-lease components from lease components, by class of underlying asset, and instead will account for each lease component and any associated non-lease components as a single lease component.

●	The Company will apply the exemption for low value items. Any low value items continue to be classified as a lease expense.

The following table reconciles the Company's operating lease commitments at
November 30, 2019,
as previously disclosed in the Company's audited annual consolidated financial statements, to the lease obligation recognized on initial application of IFRS
16
as of
December 1, 2019:

($)
Operating lease commitments at November 30, 2019	191,483
Discounted using the incremental borrowing rate at December 1, 2019	(1,452)
Recognition exemption for short-term leases	(124,237)
Lease obligations recognized at December 1, 2019	65,794

Description of accounting policy for standards issued but not yet effective [text block]
3.3
     Standards issued but
not
yet effective

At the date of approval of the consolidated financial statements, certain new standards, amendments and interpretations to existing standards have been published but are not
yet effective for the Company's financial reporting. The standards, amendments and interpretations issued, which the Company reasonably expects to be applicable at a future date, are listed below. The Company is in the process of assessing the impact of those standards on the consolidated financial statements, and intends to adopt those standards, amendments and interpretations when they become effective.

Amendments to IFRS
3
Definition of a Business

The amendments clarify that while businesses usually have outputs, outputs are not
required for an integrated set of activities and assets to qualify as a business. To be considered a business an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. Additional guidance is provided that helps to determine whether a substantive process has been acquired. The amendments introduce an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not
a business. Under the optional concentration test, the acquired set of activities and assets is not
a business if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar assets. The amendments are applied prospectively to all business combinations and asset acquisitions for which the acquisition date is on or after the first
annual reporting period beginning on or after
January 1, 2020.
The Company will assess the impact of these amendments on future acquisitions.